SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
SEGMENT REPORTING
Segment reporting
		Operating	Segment
Segment	Revenue	(Loss)	Assets
Three Months Ended March 31, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(2,682)	$12,543
Particle, Inc. technology	-	(15)	1
Digital asset sales	9	(146)	119
Total segments	$9	$(2,843)	$12,663

Three Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(2,179)	$15,759
Particle, Inc. technology	-	(423)	149
Total segments	$-	$(2,602)	$15,908

		Segment
		Operating	Segment
Segment	Revenue	Profit (Loss)	Assets
Six Months Ended March 31, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(4,778)	$12,543
Particle, Inc. technology	-	(22)	1
Digital asset sales	4,361	1,088	119
Total segments	$4,361	$(3,712)	$12,663

Six Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(5,369)	$15,759
Particle, Inc. technology	-	(796)	149
Total segments	$-	$(6,165)	$15,908

		Gross	Operating	Segment
Segment	Revenue	Margin	(Loss)	Assets
Year Ended September 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(9,373)	$12,867
Particle, Inc. technology	-	-	(1,073)	22
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(10,446)	$12,889

Year Ended September 30, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(5,481)	$4,360
Particle, Inc. technology	-	-	(1,280)	322
TransTech distribution business	122	70	(65)	-
Total segments	$122	$70	$(6,826)	$4,682